FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                              Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  December 31, 2010

                          Check here if Amendment [ ]:

                       This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                       Name:     Investor AB
                       ---------------------

                       Address:  Arsenalsgatan 8C, S-103, 23
                                 Stockholm, Sweden
                       -------------------------------------


                        Form 13F File Number: 028-03431
                        -------------------------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:                  Mr. Johan Bygge                 Ms. Petra Hedengran

Title:                 CFO                             Head of Corporate
                                                       Governance and Compliance

Phone:                 +46 (0) 8 614 21 91             +46 (0) 8 614 20 97

Signature, Place, and Date of Signing

/s/ Johan Bygge             Stockholm, Sweden           February 14, 2011
------------------          ------------------          ------------------
[Signature]                 [City, State]               [Date]

/s/ Petra Hedengran         Stockholm, Sweden           February 14, 2011
--------------------        ------------------          ------------------
[Signature]                 [City, State]               [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

                                 Report Summary



Number of Other Included Managers:                  0
                                                  ---

Form 13F Information Table Entry Total:            34
                                                  ---

Form 13F Information Table Value Total:       $424,372 (thousands)
                                              --------------------

List of Other Included Managers:                 None
                                                 ----

                           FORM 13F INFORMATION TABLE

                                  Investor AB
                                    FORM 13F
                                December 31, 2010


                            TITLE OF                VALUE     SHARES/    SH/  PUT/  INVSTMT   OTHER              VOTING AUTH
NAME OF ISSUER                CLASS      CUSIP     (x1000)    PRN AMT    PRN  CALL  DSCRETN   MNGRS     SOLE        SHRD      NONE
ACHILLION PHARMACEUTICALS
   IN                       COM         00448Q201    $5,527    1,399,214  SH         DEFINED           1,399,214
AK STL HLDG CORP            COM         001547108    $5,730      350,000  SH         SOLE                350,000
AMERISOURCEBERGEN CORP      COM         03073E105    $2,559       75,000  SH         SOLE                 75,000
BANK OF AMERICA
   CORPORATION              COM         060505104    $5,336      400,000  SH         SOLE                400,000
CHINACACHE INTL HLDG LTD    SPON ADR    16950M107   $70,381    3,492,842  SH         DEFINED           3,492,842
CITIGROUP INC               COM         172967101    $3,548      750,000  SH         SOLE                750,000
CONSTANT CONTACT INC        COM         210313102   $18,517      597,500  SH         DEFINED             597,500
D R  HORTON INC             COM         23331A109    $3,877      325,000  SH         SOLE                325,000
DELTA AIR LINES INC DEL     COM NEW     247361702    $1,887      150,000  SH         SOLE                150,000
DEVON ENERGY CORP NEW       COM         25179M103    $5,496       70,000  SH         SOLE                 70,000
DRESSER-RAND GROUP INC      COM         261608103    $8,542      200,558  SH         SOLE                200,558
ENSCO PLC                   SPONSORED
                            ADR         29358Q109    $1,601       30,000  SH         SOLE                 30,000
FIBRIA CELULOSE S A         SP ADR REP
                            COM         31573A109    $2,399      150,000  SH         SOLE                150,000
FREEPORT-MCMORAN COPPER
   & GO                     COM         35671D857    $4,803       40,000  SH         SOLE                 40,000
GENERAL MTRS CO             COM         37045V100    $3,684      100,000  SH         SOLE                100,000




HEWLETT PACKARD CO          COM         428236103    $8,045      191,100  SH         SOLE                191,100
ISTA PHARMACEUTICALS INC    COM NEW     45031X204    $6,089    1,258,075  SH         DEFINED           1,258,075
KENNAMETAL INC              COM         489170100    $5,919      150,000  SH         SOLE                150,000
KOHLS CORP                  COM         500255104    $4,347       80,000  SH         SOLE                 80,000
LEAR CORP                   COM NEW     521865204    $3,948       40,000  SH         SOLE                 40,000
MARVELL TECHNOLOGY
   GROUP LTD                ORD         G5876H105    $5,590      301,500  SH         SOLE                301,500
MEDCO HEALTH SOLUTIONS
   INC                      COM         58405U102    $1,391       22,700  SH         SOLE                 22,700
MEDTRONIC INC               COM         585055106    $1,409       38,000  SH         SOLE                 38,000
METROPCS COMMUNICATIONS
  INC                       COM         591708102    $3,789      300,000  SH         SOLE                300,000
MICROSOFT CORP              COM         594918104    $5,580      200,000  SH         SOLE                200,000
NASDAQ OMX GROUP INC        COM         631103108  $213,489    9,004,142  SH         SOLE              9,004,142
NOBLE CORPORATION BAAR      NAMEN -
                            AKT         H5833N103    $3,575      100,000  SH         SOLE                100,000
QUINSTREET INC              COM         74874Q100    $1,497       77,921  SH         SOLE                 77,921
REPUBLIC AWYS HLDGS INC     COM         760276105    $3,178      434,700  SH         SOLE                434,700
SCHEIN HENRY INC            COM         806407102      $749       12,200  SH         SOLE                 12,200
TEREX CORP NEW              COM         880779103    $2,318       75,000  SH         SOLE                 75,000
TEVA PHARMACEUTICAL
   INDS LTD                 ADR         881624209      $698       13,400  SH         SOLE                 13,400
VIMPELCOM LTD               SPONSORED
                            ADR         92719A106    $4,438      295,094  SH         SOLE                295,094
VULCAN MATLS CO             COM         929160109    $4,436      100,000  SH         SOLE                100,000



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